Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
11.	Accrued expenses and other current liabilities

Accrued expenses and other payables consist of the following:

	As of December 31,
	2021	2022
	USD	USD
Accrued expenses and other current liabilities
Deposits received from customers	$27,615	$20,592
Accrued expenses	90,491	36,883
VAT and other taxes payable	216,516	200,342
Payroll payable	45,369	51,184
Total	$379,991	$309,001